Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 12, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Subsequent Event [Line Items]
Aggregate amount dividend payable | ¥		¥ 2,000,000
Stock repurchased during period value | ¥		¥ 1,197,439	¥ 212,195	¥ 395,846
Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 200.0
O 2025 A Dividends [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable	$ 47.9
Dividend payable date	Apr. 30, 2025
Dividend record date	Apr. 11, 2025
Ex-dividend date	Apr. 11, 2025
American Depository Shares [Member] | O 2025 A Dividends [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per ADS | $ / shares	$ 0.3
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased during period value	$ 486.1
Common Stock [Member] | O 2025 A Dividends [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount paid per share | $ / shares	$ 0.15